Employee benefits - Summary of Sensitivity of the Defined Benefit Obligations (Detail) - Actuarial assumption of discount rates [member] - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Japanese Defined Benefit Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in significant weighted-average	¥ 8,434	¥ 11,336
Increase in significant weighted-average	(8,113)	(10,878)
Foreign Defined Benefit Plan [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in significant weighted-average	6,616	3,628
Increase in significant weighted-average	¥ (6,274)	¥ (3,437)